General	6 Months Ended
Jun. 30, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	General description of the Company and its operations

Brenmiller Energy Ltd. (hereinafter – “The Company”’ or “the Parent Company”) was incorporated and commenced its business operations in Israel in 2012. The Company’s registered offices are in Rosh Ha’Ayin in Israel. The Company is a public company whose shares are traded on the Tel-Aviv Stock Exchange since August 2017, and, commencing May 2022, on Nasdaq (TASE and Nasdaq: BNRG).

During the reported period, the Company announced its intension to make a voluntary deregistration of its securities from trading on the Tel-Aviv Stock Exchange, which will take effect on September 11, 2023 (the last trading day will be Septemeber 7, 2023).

The Company is controlled by Mr. Avraham Brenmiller (hereinafter: the “Controlling shareholder”), who serves as the Company’s CEO and as Chairman of the Board of Directors, and his sons.

These consolidated financial statements use the US Dollar as the presentation currency (see Note 2 to the annual financial statements).

The Company is a technology company in the field of thermal energy storage generated from a variety of energy sources and supplies steam and/or hot air, services, products and equipment in this field. The Company primarily focusses on the industrial heating market and the power plants market. Through June 30, 2023, the Company’s main activity was focused on the development of its technology and its application into products and commercial solutions and continued the assembling of its new production line to facilitate commercial operations.

B.	Liquidity

The Company has not yet generated significant revenues from its operations and has an accumulated deficit as of June 30, 2023, as well as a history of net losses and negative operating cash flows. Through June 30, 2023, the Company commenced the commercialization of its products and services and is in the process of assembling a new production line to facilitate this shift in operations from the development stage to commercial operations. However, the Company expects to continue incurring losses and negative cash flows from operations until its products reach profitability. As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company has concluded that a material uncertainty exists that may cast significant doubt (or cast substantial doubt as contemplated by PCAOB standards) about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and services, raising capital through a private placements or public offerings and through government grants under approved R&D plans and receiving the second tranche of the loan from our EIB credit facility. In addition, management is planning to find additional cash sources through additional equity and debt financing.

There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce, delay, or adjust its operating expenses, including commercialization of existing products or be unable to expand its operations, as desired.

C.	Approval of unaudited condensed consolidated financial statements

The unaudited condensed consolidated financial statements of the Group for the period ended June 30, 2023 were approved by the Board of Directors (the “Board”) on August 9, 2023 and signed on its behalf by the Chief Executive Officer and the Chief Financial Officer.